CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED NOVEMBER 6, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 1, 2012

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

EMERGING MARKETS EQUITY INVESTMENTS

Effective October 12, 2012, David Lee and Maria Eugenia Tinedo are no longer Portfolio Managers of the Fund. As such, all references to David Lee and Maria Eugenia Tinedo are deleted.

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective October 22, 2012, Kumaran K. Damodaran is no longer a Portfolio Manager of the Fund. As such, all references to Kumaran K. Damodaran are deleted. Also effective October 22, 2012, Michael A. Gomez, Managing Director, Portfolio Manager, Pacific Investment Management Company LLC (“PIMCO”), has joined the portfolio management team.

Effective October 22, 2012, the following is added to the disclosure for PIMCO, contained in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” on page 59 of the SAI:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of September 30, 2012)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael A. Gomez*	2	$20,976.72	11	$15,186.41	21	$11,718.04

*	Portfolio Manager manages accounts for which advisory fee is totally or partially based on performance, the number of accounts and assets for which advisory fee is totally or partially based on performance as of September 30, 2012 can be found in the table below:

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
(as of September 30, 2012)	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael A. Gomez	0	$0	0	$0	1	$226.29

MONEY MARKET INVESTMENTS

Effective November 1, 2012, the following replaces the disclosure for the Dreyfus Corporation, contained in the section entitled, “PORTFOLIO MANAGER DISCLOSURE” on page 59 of the SAI:

Money Market Investments

The Dreyfus Corporation

Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Patricia A. Larkin	27	$155.6 billion	5	$28.2 billion	None	$0
Bernard W. Kiernan, Jr.	27	$155.6 billion	5	$28.2 billion	None	$0
James G. O’Connor	27	$155.6 billion	5	$28.2 billion	None	$0
Thomas Riordan	27	$155.6 billion	5	$28.2 billion	None	$0
William Doyle	27	$155.6 billion	5	$28.2 billion	None	$0
Edward J. Von Sauers	27	$155.6 billion	5	$28.2 billion	None	$0

ALL FUNDS

Effective immediately, the following replaces the “OFFICERS” portion of the Trustees and Officers table starting on page 30 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS

Marc Gordon MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer and Treasurer	Since 2010	Managing Director and Chief Financial Officer, Investment Strategy and Client Solutions and Capital Markets Groups, MSWM (2012-present); Executive Director and Chief Financial Officer, Investment Strategy and Client Solutions and Capital Markets Groups, MSWM (2009-2012); and Morgan Stanley & Co. (2006-2009)

Paul F. Gallagher MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, MSWM (2011-present); Executive Director and Associate General Counsel, MSWM (2009-2011); and Director and Associate General Counsel, CGM (2006-2009)

Steven Hartstein MSWM 300 Plaza Two, 3rd Fl. Jersey City, NJ 07311 Birth Year: 1963	Chief Compliance Officer	Since 2006	Executive Director, MSWM (2009-present); Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-2009); and Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007)

Donna Marley MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011	Executive Director, MSWM (2009-present); Director of Consulting Group Product Governance, MSWM (2011-present); and Director, Consulting Group Risk Management, MSWM (2009-2011); Vice President, Consulting Group Risk Management, CGM (2005-2009)

Charles P. Graves, III MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011	Executive Director, Director of Third Party Programs, Consulting Group, MSWM (2011-present); and Director, Senior Portfolio Manager, Private Portfolio Group, MSWM (2009–2011) and CGM (2005-2009)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Vincenzo Alomia MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Vice President, Senior Portfolio Manager, PAS, MSWM (2009-present); and Vice President and Senior Research Analyst, Morgan Stanley & Co., (2006-2009)

Jason B. Moore MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011	Managing Director, MSWM (2012-present); Executive Director, MSWM (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, MSWM (2009-2010); and Director CGM (1995-2009)

Franco Piarulli MSWM 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, MSWM (2009–present); and Vice President, Senior Analyst, Morgan Stanley & Co. (2003–2009)

Jay T. Shearon MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Executive Director, MSWM (2012-present); Vice President, MSWM (2009-2012); and Vice President, CGM (2005-2009)

Jeanine Larrea MSWM 485 Lexington Avenue New York, NY 10017 Birth Year: 1966	Anti-Money Laundering Compliance Officer	Since 2009	Executive Director and AML Compliance Officer, MSWM (2010-present); Vice President and Deputy AML Compliance Officer, MSWM (2009-2010); and Vice President, Morgan Stanley & Co. (2004-2009)

Sean Lutz MSWM Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, MSWM (2009-present); and Vice President, CGM (2006-2009)

Suzan M. Barron Brown Brothers Harriman & Co. 50 Milk Street Boston, MA 02109 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present).

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years
Alexander Tikonoff Brown Brothers Harriman & Co. 50 Milk Street Boston, MA 02109 Birth Year: 1974	Assistant Secretary	Since 2011	Assistant Vice President and Investor Services Counsel, BBH&Co. (2006-present).

*	Each Trustee serves until his or her successor has been duly elected and qualified.
**	Mr. Walker is an “interested person” of the Trust as defined in the 1940 Act because of his position with MSSB.